July 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc.

(File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

On behalf of ING Series Fund and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 28, 2013, to the Prospectus dated February 28, 2013, for ING Global Target Payment Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated June 28, 2013 in XBRL for the Fund/Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com